June 27, 2005	ATTORNEYS AT LAW 4401 Eastgate Mall San Diego, CA 92121-1909 Main 858 550-6000 Fax 858 550-6420 www.cooley.com	Broomfield, CO 720 566-4000 Palo Alto, CA 650 843-5000 Reston, VA 703 456-8000 San Francisco, CA 415 693-2000

VIA EDGAR, FAX AND FEDERAL EXPRESS	KENNETH J. ROLLINS (858) 550-6136 krollins@cooley.com

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Eduardo Aleman, Esq.

Re:	CryoCor, Inc.
Registration Statement on Form S-1 (File No. 333-123841)
Amendment No. 4

Dear Mr. Aleman:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client CryoCor, Inc. (the “Company”), is Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on April 5, 2005. The copy of Amendment No. 4 that is included with the hard copy of this letter is marked to show changes from Amendment No. 3 to the Registration Statement that was filed on June 21, 2005 (“Amendment No. 3”).

Amendment No. 4 is also being filed in response to comments received from the Staff by letter dated June 23, 2005 with respect to Amendment No. 3 to the Registration Statement. The numbering of the paragraphs below corresponds to the numbering in the comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of our responses correspond to the page numbers of Amendment No. 4.

Staff Comments and Company Responses

Amendment No. 3 to Form S-1

Prospectus Summary, page 1

1.	We note your response to comment 1 from our letter dated June 17, 2005. Please revise the second paragraph to briefly describe the “potential issues” leading to the recall of the Model 1200 catheter or include a cross-reference to the pages in the prospectus where this is discussed in greater detail.

The requested revisions have been made at page 1.

Securities and Exchange Commission

June 27, 2005

Page Two

Consolidated Financial Statements, page F-1

Note 5. Preferred Stock and Stockholders’ Equity (Deficit), page F-19

Preferred Stock, page F-19

2.	Please refer to prior comment 13 from our letter to you dated May 25, 2005. We refer you to the calculation you provided to determine the incremental intrinsic value resulting from the antidilution adjustments to the Series A, B and C preferred stock. Please provide us with the calculation on a post-split basis for all amounts. Please see our comment below with respect to your determination of the fair value of the common stock at the commitment date. Explain how your calculation is consistent with the calculation shown in Issue 7 of EITF 00-27. Discuss why you believe it is reasonable to attribute no incremental intrinsic value to the issuance of an additional 38,176,996 shares over the original 6,367,834 shares issuable upon conversion.

As requested by the Staff, the schedule below presents the Company’s computation of intrinsic value resulting from the antidilution adjustments to the Series A, B and C preferred stock, including on a post-split basis, as outlined in Issue 7 of EITF 00-27. For the Staff’s reference, the Example included in Issue 7 of EITF 00-27 is contained in the schedule below next to the Company’s computation. The results described below are consistent with the results previously submitted by the Company to the Staff.

The calculations in the schedule below assume a fair value of the Company’s Common Stock of $8.37, $13.02 and $8.37 on the respective commitment dates for the shares of Series A, B and C preferred stock. The Staff is directed to the Company’s response to comment #3 below for a discussion of the reasonableness of the fair values ascribed by the Company to its common stock on each commitment date.

Per Issue 7 of EITF 00-27	Example in EITF 00-27	CryoCor Series A		CryoCor Series B		CryoCor Series C
		Pre-split	Post-split	Pre-split	Post-split	Pre-split	Post-split
Date of issuance		August 31, 2000		August 31, 2000		January 1, 2002
Proceeds from convertible instrument	$1,000,000	$751,959	$751,959	$7,000,000	$7,000,000	$12,031,227	$12,031,227
Initial conversion price	$10.00	$2.58	$79.98	$4.32	$133.92	$2.70	$83.70
Fair value of the underlying common stock on commitment date (CSVCD)	$10.00	$0.27	$8.37	$0.42	$13.02	$0.27	$8.37
Adjusted conversion price (ACP)	$7.20	$0.4105	$12.7255	$0.4955	$15.3605	$0.4209	$13.0479
Calculation:
Proceeds	$1,000,000	$751,959	$751,959	$7,000,000	$7,000,000	$12,031,227	$12,031,227
Divided by ACP	$7.20	$0.4105	$12.73	$0.4955	$15.36	$0.4209	$13.05

Revised convertible shares	138,889	1,831,812	59,091	14,127,144	455,714	28,584,526	922,081

Multiple by CSVCD less the ACP	$2.80	$(0.14)	$(4.36)	$(0.08)	$(2.34)	$(0.15)	$(4.68)

Intrinsic value	$388,889	$(257,370)	$(257,370)	$(1,066,599)	$(1,066,599)	$(4,313,405)	$(4,313,405)

Fair value, previously submitted
Proceeds	$1,000,000	$751,959	$751,959	$7,000,000	$7,000,000	$12,031,227	$12,031,227
Intrinsic value	$388,889	$(257,370)	$(257,370)	$(1,066,599)	$(1,066,599)	$(4,313,405)	$(4,313,405)

Total fair value of common	$1,388,889	$494,589	$494,589	$5,933,401	$5,933,401	$7,717,822	$7,717,822

Securities and Exchange Commission

June 27, 2005

Page Three

Based on the computations in the schedule above, the total fair value of the common stock underlying the shares of Series A, Series B and Series C preferred stock does not exceed the original proceeds raised from the issuance of shares of Series A, B and C preferred stock. As a result, the incremental underlying shares of common stock included in the number of adjusted shares of common stock underlying the Series A, B and C preferred stock as a result of the antidilution adjustment of these shares did not provide the investors with additional intrinsic value as of each commitment date.

The Series D financing, completed at $0.1984 per share ($6.15 conversion price per share), was a reduction from the $4.32 per share price ($133.92 conversion price per share) of Series B preferred stock and $2.70 per share price ($83.70 conversion price per share) of Series C preferred stock, the prices at which the Series B and Series C financings were completed. The Series D pre-money valuation of $15 million was a 35% decline in corporate value from the Series C post-money valuation, and corresponded to a decrease in the face value of the Company’s assets. Accordingly, the Company believes that the additional shares of common stock reserved for issuance do not represent a beneficial conversion feature, but rather protection of the Series B and Series C preferred stockholders’ ownership interest during a dilutive “down-round” financing. This is consistent with the economic rights held by preferred stockholders as described in the AICPA Practice Guide Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

3.	Please refer to prior comment 13 from our letter to you dated June 17, 2005. We note that the “FV of Common at Preferred Issuance Dates,” was determined by the Company’s Board of Directors and is consistent with the estimated fair value used for establishing exercise prices in stock option grants around the issuance dates of the Series A, B and C preferred stock. Please provide us with your detailed analysis to support your fair value determination, including support and explanations for the substantial discount from the preferred stock issuance price.

As described in the Company’s response to Comment 2 above, the fair value ascribed by the Company to its common stock on the commitment dates for the shares of Series A, B and C preferred stock was $8.37, $13.02 and $8.37 per share, respectively, on a post split basis. The Company relied on several factors in determining the estimated fair value of its shares of Common Stock, and the Company considers its selected approach as consistent with the guidance for early stage companies contained in AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

From the Company’s inception on August 31, 2000 through December 31, 2003 (when the Company commenced its first U.S. pivotal trial, for Atrial Flutter), the Company would not have been characterized as operating beyond the second stage of enterprise development because it did not have significant product revenue, had only 40 months of operating history and was operating in the early stages of its clinical development. Its product was being tested in European CE-Mark trials and U.S. feasibility studies, and the Company was developing its clinical trial protocols for its U.S. pivotal trials through discussions with the FDA. At the time it determined the fair value of its common stock in January 2002, it had just completed a Series C financing at a price of $83.70 per share (on a post-split basis), its U.S. clinical trial strategy was expected to take at least three years to complete and the Company expected that it would require at least one additional round of financing because its financial resources were expected to last approximately 15 months following the financing.

Securities and Exchange Commission

June 27, 2005

Page Four

The Series A, B and C preferred stock issued in 2000 and 2002 conferred substantial economic and control rights, including cumulating dividends on the Series C of 8% per annum through May 31, 2003 and 2% thereafter until June 4, 2005, liquidation preferences totaling $24 million for the three outstanding classes of preferred stock, weighted-average anti-dilution protection, and registration rights.

Due to the early stage nature of the Company, its limited financial resources, the limited potential for a liquidity event through an IPO or an acquisition, and the significant preferences of the preferred stockholders, it was the Company’s and its Board of Directors position that the common stock was a high risk instrument with little or no value. Accordingly, nominal amounts were assigned as the estimated fair value of the common stock. Using the AICPA guidance, the Company essentially utilized an “asset-based valuation approach” to determine enterprise value and then applied the “current-value method” to allocate the resulting enterprise value between the preferred stock and common stock prior to December 31, 2003.

The Company believes that the current-value method is applicable to CryoCor prior to December 31, 2003 due to its early stage of development (40 months of operations) and the fact that it had yet to commence pivotal trials in the United States, and since it was still developing its next generation catheter, the Model 1200 (introduced in early 2004). The Company believes this early stage of development makes it unlikely that any significant common equity value had been created in the business above the liquidation preferences of the preferred stock. The lack of an IPO market and the early stage of development would provide no reasonable basis for estimating any amount and timing of any common equity value created above the liquidation preference. As discussed in the Company’s response letter dated May 10, 2005, in response to comment #48 from the Staff, the Company achieved a significant milestone in December 2003, specifically the initiation of the atrial flutter U.S. pivotal trial (Phase III). Accordingly, the Company ceased using the current value method for estimating the fair value of its common stock in December 2003. The following table shows the Company’s use of the current-value method in determining the value of common stock at August 31, 2000 for the shares of Series A and B, and at January 1, 2002 for the shares of Series C preferred.

	Series A & B	Series C
Total assets	$36,000	$2,427,000

Preferred stock financing	7,000,000	12,031,227
Estimated IP value	4,855,387	4,855,387

Liabilities	—	(3,716,000)

Enterprise fair value	$11,891,387	$15,597,614

Liquidation preferences	(11,855,387)	(23,886,614)

Enterprise net value—(A)	$36,000	$(8,289,000)

Fully diluted shares—(B)	132,709	276,452

Value per common shares—(A/B)	$0.27	$—

Value, estimated by the Company and its BOD on commitment date	$8.37/$13.02	$8.37

Securities and Exchange Commission

June 27, 2005

Page Five

Based on this analysis, the Company believes the estimated fair values per share determined by the Company and its Board of Directors prior to December 31, 2003 are appropriate using the guidance provided by the AICPA Practice Aid and it also supports the significant discount between common and preferred share prices.

4.	Please refer to prior comment 13 from our letter to you dated June 17, 2005. We note that you accrue for dividends based upon the stated rate of 8% per annum of the original issuance price for the Series D preferred shares and 2% per annum of the original issuance price for the Series C preferred shares. Please tell us and revise to disclose how the number of shares and the change in the conversion rate was determined and accounted for and why. Please cite the accounting literature upon which you relied.

The Company accrues dividends at the rate of 8% and 2% of the original issuance price of the Series D preferred stock and Series C preferred stock, respectively, and can settle the accrued dividends either with cash, or through the issuance of shares of common stock, issuing one share of common stock for every $6.15 in Series D dividends, and one common share for every $13.02 in Series C dividends. The adjusted conversion price for the Series C preferred was computed based on the original issuance price ($2.70) divided by the conversion rate (.2069, after adjustment for anti-dilution).

The cumulative dividends adjust the conversion rate. Mechanically, the number of shares of common stock needed to settle the cumulative dividends is determined by taking the total cumulated dividends and dividing them by the adjusted conversion price (noted above), calculating the number of shares reserved for issuance. The impact on the conversion rate resulting from the dividend shares is calculated by dividing the number of shares reserved for issuance by the number of preferred shares outstanding. These computations are accordance with the Company’s certificate of incorporation and are shown below. Revised disclosure has been added at pages F-19 and F-20.

As disclosed, the Company has the option to settle its cumulative dividends in cash. If the Company chooses not to settle the dividends in cash, the investors in the preferred stock can request conversion of their preferred shares into common stock. Since the Company has the option to pay the dividends in cash, it believes the appropriate accounting is to accrue the dividends based on their cash settlement value.

As discussed in our response to comment 13 in our letter to the Staff dated June 21, 2005, the Company concluded that Issue 10 under EITF 00-27 was not exactly on point and therefore, was not the appropriate accounting guidance. If the preferred shares are converted and not settled in cash, the Company would consider valuing the additional shares resulting from the dividends at the fair value on the conversion date and adjusting the Company’s accrual up or down accordingly. The Company would be pleased to discuss this alternative with the Staff.

Securities and Exchange Commission

June 27, 2005

Page Six

Please see the following example for a computation of shares reserved for issuance, in settlement of dividends cumulated:

Series D Preferred Stock

First tranche (6/4/2003)

Amount invested:	$15,315,313
Annual dividend:	$1,225,225 (at 8% per annum)
Conversion price:	$6.15 per share (per articles of incorporation)
Dividends cumulating:	199,203 common shares

Computation: $15,315,313 X 8% / $6.15 per share = 199,203 common shares

Conversion rate impact: 199,203 common shares / 138,975,873 preferred shares = .0014

Second tranche (5/28/2004)

Amount invested:	$12,257,500
Annual dividend:	$980,600
Conversion price:	$6.15 per share
Dividends:	159,431 common shares

Conversion rate impact: 159,431 common shares / 138,975,873 preferred shares = .0011

	Shares cumulated		Conversion rate Impact
6/4/2004	199,203		.00143
5/28/2005	159,431		.00115
6/4/2005	199,203		.00143

	557,837	*	.0040

*	As disclosed at page F-21.

The Company’s disclosure at page F-21 computes additional shares reserved for issuance at March 31, 2005 of 497,077, which increases the conversion rate by .0035 (497,077 divided by 138,975,873 preferred shares).

**********

Securities and Exchange Commission

June 27, 2005

Page Seven

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 4 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or requests regarding Amendment No. 4 or this response letter to me at (858) 550-6136 or Matt Browne at (858) 550-6045.

Sincerely,

Cooley Godward LLP

/s/ KENNETH J. ROLLINS, ESQ.
Kenneth J. Rollins, Esq.

cc:	Gregory M. Ayers, M.D., Ph.D., CryoCor, Inc.
Gregory J. Tibbitts, CryoCor, Inc.
Frederick T. Muto, Esq., Cooley Godward LLP
Matthew T. Browne, Esq., Cooley Godward LLP